+6

ACM TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 18.3%
	FIXED INCOME - 18.3%
25,000	Invesco Senior Loan ETF	$ 504,750
20,000	Invesco Taxable Municipal Bond	513,000
17,000	iShares 20+ Year Treasury Bond ETF	1,741,650
59,000	iShares Floating Rate Bond ETF	2,965,930
10,000	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,024,500
15,000	iShares National Muni Bond ETF	1,538,700
10,000	ProShares Short 20+ Year Treasury(a)	223,000
12,000	SPDR Blackstone Senior Loan ETF	490,440
		9,001,970

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,412,577)	9,001,970

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 62.7%
	MONEY MARKET FUNDS - 62.7%
29,326,993	First American Government Obligations Fund Class X, Class X, 2.77%(b)	29,326,993
1,448,502	Goldman Sachs Financial Square Government Fund, , 2.65%(b)	1,448,502
	TOTAL MONEY MARKET FUNDS (Cost $30,775,495)	30,775,495

	TOTAL SHORT-TERM INVESTMENTS (Cost $30,775,495)	30,775,495

	TOTAL INVESTMENTS - 81.0% (Cost $40,188,072)	$ 39,777,465
	OTHER ASSETS IN EXCESS OF LIABILITIES- 19.0%	9,325,503
	NET ASSETS - 100.0%	$ 49,102,968

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of September 30, 2022.